Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 10, 2020	Nov. 30, 2017	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Feb. 09, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation			$ 71,363	$ 4,103	$ 83,421
Expected term				1 year 6 months		1 year 6 months
Volatility (post-acquisition)				38.68%		38.68%
Risk free interest rate				2.26%		2.26%
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation			49	$ 496		$ 1,576
Unrecognized equity-based compensation cost				$ 935	$ 757	$ 757
Weighted average period for recognition of compensation cost				2 years	1 year 1 month 6 days
Share-based payment award, description						Restricted stock awards granted under the Equity Plan are non-transferable until vesting of each award is complete. Each restricted stock award granted under the Equity Plan grants the recipient one Class A Share at no cost to the recipient, subject to the terms and conditions of the Equity Plan and associated award agreement. Generally, vesting of restricted stock awards granted under the Equity Plan is contingent upon the recipient’s completion of service, which ranges from one to five years beginning on the grant date.
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				5 years	5 years
Share-based compensation				$ 294		$ 591
Weighted average period for recognition of compensation cost				4 years 2 months 12 days	4 years 3 months 18 days
Stock options granted to purchase common shares		125,000		546,500	3,014,000
Stock option exercise price per share		$ 11.50		$ 8.75	$ 7.84	$ 7.84	$ 11.50
Stock option estimated grant date fair value		$ 2.90		$ 3.39	$ 1.63
Expected term		5 years		6 years 6 months	6 years 6 months
Volatility (post-acquisition)		34.80%		23.00%	19.00%
Risk free interest rate		2.10%		0.90%	0.50%
Fair value of awards		$ 363
Stock option exercise price per share				$ 13.36	$ 7.67
Unrecognized compensation cost				$ 5,311	$ 3,800	$ 3,800
Digital Landscape 2020 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares based awards granted				13,500,000	13,500,000	13,500,000
Number of share based awards available for grant				3,199,546	3,764,538	3,764,538
Share based awards description				The Equity Plan will remain in effect for ten years following February 10, 2020, unless terminated earlier by the Board, and is subject to amendments as the Compensation Committee considers appropriate, subject to the consent of participants if such changes adversely affect the participant's outstanding rights. Shareholder approval is required to increase the permitted dilution limits and change eligibility requirements.		The Equity Plan will remain in effect for ten years following February 10, 2020, unless terminated earlier by the Board, and is subject to amendments as the Compensation Committee considers appropriate, subject to the consent of participants if such changes adversely affect the participant’s outstanding rights. Shareholder approval is required to increase the permitted dilution limits and change eligibility requirements.
Time-Vesting Series A LTIP Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of units awarded	3,376,076					3,376,076
Time-Vesting Series A LTIP Units | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	3 years					3 years
Time-Vesting Series A LTIP Units | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	5 years					5 years
Performance-Based Series A LTIP Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of units awarded	2,023,924					2,023,924
Vesting period	7 years					7 years
Series B LTIP Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of units awarded	1,386,033					1,386,033
Vesting period	9 years					9 years
Expected term				9 years 10 months 24 days		9 years 10 months 24 days
Volatility (post-acquisition)				19.70%		19.70%
Risk free interest rate				1.60%		1.60%
LTIP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation			$ 1,464	$ 3,313	$ 11,403
Unrecognized equity-based compensation cost				$ 38,773	$ 42,086	$ 42,086
Weighted average period for recognition of compensation cost				3 years 4 months 24 days		3 years 7 months 6 days